UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 46.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.05% *, 3/20/2014	50,000,000	49,994,583
0.055% *, 3/27/2014	100,000,000	99,987,014
0.06% *, 3/27/2014	235,521,000	235,487,635
0.105% *, 6/5/2014	75,000,000	74,966,094
U.S. Treasury Notes:
0.25%, 3/31/2014	50,000,000	50,019,314
0.5%, 8/15/2014	31,000,000	31,067,203
1.0%, 1/15/2014	150,000,000	150,052,575
1.0%, 5/15/2014	75,000,000	75,242,309
1.25%, 2/15/2014	140,000,000	140,205,305
1.25%, 3/15/2014	50,000,000	50,116,287
1.25%, 4/15/2014	150,000,000	150,505,104
1.75%, 1/31/2014	25,000,000	25,033,146
1.875%, 2/28/2014	251,800,000	252,523,168
2.125%, 11/30/2014	65,000,000	66,164,405
2.375%, 9/30/2014	50,000,000	50,823,398
2.625%, 6/30/2014	60,000,000	60,737,868
2.625%, 7/31/2014	85,000,000	86,220,274

Total Government & Agency Obligations (Cost $1,649,145,682)		1,649,145,682
Repurchase Agreements 43.7%
Barclays Capital PLC, 0.01%, dated 12/31/2013, to be repurchased at $181,000,101 on 1/2/2014 (a)	181,000,000	181,000,000
BNP Paribas, 0.005%, dated 12/31/2013, to be repurchased at $425,000,118 on 1/2/2014 (b)	425,000,000	425,000,000
Citigroup Global Markets, Inc., 0.01%, dated 12/31/2013, to be repurchased at $250,000,139 on 1/2/2014 (c)	250,000,000	250,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.005%, dated 12/31/2013, to be repurchased at $200,000,056 on 1/2/2014 (d)	200,000,000	200,000,000
HSBC Securities, Inc., 0.01%, dated 12/31/2013, to be repurchased at $234,000,130 on 1/2/2014 (e)	234,000,000	234,000,000
JPMorgan Securities, Inc., 0.001%, dated 12/31/2013, to be repurchased at $100,000,006 on 1/2/2014 (f)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.005%, dated 12/31/2013, to be repurchased at $170,000,047 on 1/2/2014 (g)	170,000,000	170,000,000

Total Repurchase Agreements (Cost $1,560,000,000)		1,560,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,209,145,682) †	89.8	3,209,145,682
Other Assets and Liabilities, Net	10.2	366,233,847

Net Assets	100.0	3,575,379,529

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,209,145,682.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,830,000	U.S. Treasury Bond	4.625	2/15/2040	4,416,464
182,622,300	U.S. Treasury Notes	0.75-2.375	2/28/2018-12/31/2020	180,203,538
Total Collateral Value				184,620,002

(b)	Collateralized by $436,504,200 U.S. Treasury Notes, with various coupon rates from 1.0-2.0%, with the various maturity dates of 3/31/2017-9/30/2020 with a value of $433,500,001.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,261,400	U.S. Treasury Bill	Zero Coupon	3/6/2014	1,261,284
16,847,900	U.S. Treasury Bonds	9.25-11.25	2/15/2015-2/15/2016	20,354,542
26,624,800	U.S. Treasury Inflation-Indexed Bonds	2.0-3.875	1/15/2025-4/15/2029	39,781,664
95,986,961	U.S. Treasury Inflation-Indexed Notes	0.125-2.5	7/15/2016-7/15/2022	104,618,886
81,145,200	U.S. Treasury Notes	0.125-4.5	12/31/2014-4/30/2019	81,220,947
19,079,132	U.S. Treasury STRIPS	Zero Coupon	2/15/2016-5/15/2040	12,762,759
Total Collateral Value				260,000,082

(d)	Collateralized by $586,115,000 U.S. Treasury STRIPS, with the various maturity dates of 2/15/2040-5/15/2040 with a value of $204,001,282.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
176,684,200	U.S. Treasury Bond	3.125	2/15/2042	155,372,328
82,655,700	U.S. Treasury Notes	0.25-2.375	12/15/2014-3/31/2016	83,312,438
Total Collateral Value				238,684,766

(f)	Collateralized by $270,455,338 U.S. Treasury STRIPS, with the various maturity dates of 2/15/2024-11/15/2043 with a value of $102,001,448.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
119,412,700	U.S. Treasury Inflation-Indexed Notes	2.0	7/15/2014-1/15/2016	152,262,636
20,032,000	U.S. Treasury Note	2.375	7/31/2017	21,137,452
Total Collateral Value				173,400,088

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations(h)	$—	$1,649,145,682	$—	$1,649,145,682
Repurchase Agreements	—	1,560,000,000	—	1,560,000,000
Total	$—	$3,209,145,682	$—	$3,209,145,682

There have been no transfers between fair value measurement levels during the period ended December31, 2013.

(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014